Net loss per share (Details Narrative) - shares		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share consolidation description		On May 28, 2026, the Board has approved and recommended to the shareholders to consider a share consolidation whereby every thirty-five issued and unissued Class A ordinary shares and Class B ordinary shares, par value US$0.00001 each, in authorized share capital of the Company be consolidated into one consolidated Class A ordinary shares and Class B ordinary shares, par value US$0.00035 each, respectively (the “Share Consolidation”). Immediately following the effective time of the Share Consolidation, the authorized share capital of the Company shall be changed from US$50,000 divided into 4,000,000,000 Class A ordinary shares of US$0.00001 par value each and 1,000,000,000 Class B ordinary shares of US$0.00001 par value each, to US$50,000 divided into 114,285,714 consolidated Class A ordinary shares of US$0.00035 par value each and 28,571,429 consolidated Class B ordinary shares of US$0.00035 par value each. An extraordinary general meeting of shareholders (the “EGM”) of the Company was held on June 12, 2026. At the EGM, shareholders of the Company approved the resolution of Share Consolidation. The Share Consolidation has been effective on July 20, 2026. The shares and pre-share data are retrospectively adjusted to reflect the Share Consolidation for all periods presented.
Ordinary shares, shares outstanding	[1]	2,372,088	2,372,002
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares, shares outstanding	[1]	1,840,759	1,840,673
Common Class A [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares, shares outstanding		1,840,759	1,840,673
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares, shares outstanding	[1]	531,329	531,329
Common Class B [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares, shares outstanding		531,329	531,329

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation on July 20, 2026 (Note 15).